Offerings	Oct. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value
Maximum Aggregate Offering Price	$ 137,392,260
Amount of Registration Fee	$ 18,973.87
Offering Note	Estimated solely for purposes of calculating the registration fee. With respect to the ordinary shares (including the ordinary shares underlying the rights), the proposed maximum offering price per share is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes 7,500,000 PubCo Ordinary Shares held by HCYC shareholders, 1,500,000 Earnout Shares and 4,739,226 ATMC Ordinary Shares held by public shareholders.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights
Maximum Aggregate Offering Price	$ 6,900,000
Amount of Registration Fee	$ 952.89
Offering Note	Estimated solely for purposes of calculating the registration fee. With respect to the ordinary shares (including the ordinary shares underlying the rights), the proposed maximum offering price per share is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Represents 690,000 PubCo Ordinary Shares which will be automatically issued upon the exchange of the Public Rights at Closing.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrant to purchase ordinary shares
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate fee is payable for the registration of the warrants; the entire registration fee is allocated to the PubCo Ordinary Shares issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the warrants
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 79,350,000
Amount of Registration Fee	$ 10,958.24
Offering Note	Represents 6,900,000 PubCo Ordinary Shares issuable upon exercise of the Public Warrants. Pursuant to Rule 457(g), the proposed maximum offering price per share is the exercise price of the warrants, which is $11.50 per ordinary share.Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be issued as a result of stock splits, stock dividends or similar transactions.